Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 55.8%
	522 Funding CLO, Series 2021-6A, Class A1R
$2,265,000	3.933%, ICE LIBOR USD 3 Month + 1.150%, 10/23/34 (A)	$2,206,210
	AASET, Series 2022-1A, Class A
2,865,000	6.000%, 05/16/47 (A)	2,838,439
	Accelerated Assets, Series 2018-1, Class B
488,886	4.510%, 12/02/33 (A)	474,973
	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (A)	4,819,039
	Affirm Asset Securitization Trust, Series 2021-A, Class D
750,000	3.490%, 08/15/25 (A)	720,934
	AGL CLO, Series 2020-3A, Class D
2,100,000	5.812%, ICE LIBOR USD 3 Month + 3.300%, 01/15/33 (A)	1,930,202
	AGL CLO, Series 2021-1A, Class DR
1,000,000	5.760%, ICE LIBOR USD 3 Month + 3.050%, 10/20/34 (A)	922,210
	AGL CLO, Series 2021-7A, Class ER
2,345,000	8.862%, ICE LIBOR USD 3 Month + 6.350%, 07/15/34 (A)	2,042,434
	AIG CLO, Series 2021-2A, Class E
2,500,000	9.210%, ICE LIBOR USD 3 Month + 6.500%, 07/20/34 (A)	2,116,890
	AIG CLO, Series 2021-1A, Class ER
1,000,000	9.310%, ICE LIBOR USD 3 Month + 6.600%, 04/20/32 (A)	909,157
	AIMCO CLO Series, Series 2021-AA, Class DR
665,000	5.860%, ICE LIBOR USD 3 Month + 3.150%, 04/20/34 (A)	613,580
	Allegro CLO VI, Series 2018-2A, Class D
250,000	5.490%, ICE LIBOR USD 3 Month + 2.750%, 01/17/31 (A)	227,473
	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	4,679,336
	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	3,924,759
	Anchorage Capital CLO, Series 2017-1A, Class CR
250,000	5.655%, ICE LIBOR USD 3 Month + 3.200%, 10/13/30 (A)	232,667
	Atrium XV, Series 15A, Class D
845,000	5.783%, ICE LIBOR USD 3 Month + 3.000%, 01/23/31 (A)	788,473
	Avis Budget Rental Car Funding AESOP, Series 2021-1A, Class D
5,000,000	3.710%, 08/20/27 (A)	4,518,606
	Avis Budget Rental Car Funding AESOP, Series 2022-3A, Class A
2,815,000	4.620%, 02/20/27 (A)	2,852,475
	Bain Capital Credit CLO, Series 2018-2A, Class A1
2,220,000	3.818%, ICE LIBOR USD 3 Month + 1.080%, 07/19/31 (A)	2,182,231
	Bain Capital Credit CLO, Series 2021-2A, Class AR
2,220,000	3.840%, ICE LIBOR USD 3 Month + 1.100%, 10/17/32 (A)	2,167,537

1

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 55.8% (continued)
	Ballyrock CLO, Series 2018-1A, Class C
$250,000	5.860%, ICE LIBOR USD 3 Month + 3.150%, 04/20/31 (A)	$223,053
	Barings CLO, Series 2018-2A, Class C
620,000	5.212%, ICE LIBOR USD 3 Month + 2.700%, 04/15/30 (A)	578,993
	Battalion CLO XVI, Series 2021-16A, Class ER
830,000	9.310%, ICE LIBOR USD 3 Month + 6.600%, 12/19/32 (A)	737,236
	Bayview Opportunity Master Fund IVA Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A)(B)	1,319,655
	Business Jet Securities, Series 2021-1A, Class C
808,091	5.067%, 04/15/36 (A)	721,656
	CAL Funding IV, Series 2020-1A, Class B
876,787	3.500%, 09/25/45 (A)	814,621
	CarVal CLO IV, Series 2021-1A, Class A1A
1,850,000	3.890%, ICE LIBOR USD 3 Month + 1.180%, 07/20/34 (A)	1,791,664
	Carvana Auto Receivables Trust, Series 2022-P1, Class A3
3,230,000	3.350%, 02/10/27	3,160,389
	Carvana Auto Receivables Trust, Series 2022-P2, Class B
2,382,000	5.080%, 04/10/28	2,366,093
	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A
276,021	3.474%, 01/15/46 (A)	246,909
	Castlelake Aircraft Structured Trust, Series 2021-1R, Class B
529,359	3.924%, 08/15/41 (A)	444,678
	CIFC Funding, Series 2017-5A, Class C
500,000	5.590%, ICE LIBOR USD 3 Month + 2.850%, 11/16/30 (A)	469,619
	CIFC Funding, Series 2018-1A, Class D
365,000	5.390%, ICE LIBOR USD 3 Month + 2.650%, 04/18/31 (A)	326,976
	CIG Auto Receivables Trust, Series 2021-1A, Class E
2,550,000	4.450%, 05/12/28 (A)	2,399,451
	CIM TRUST, Series 2022-R2, Class A1
1,072,091	3.750%, 12/25/61 (A)(B)	1,039,944
	CLI Funding VI, Series 2020-3A, Class B
833,875	3.300%, 10/18/45 (A)	770,833
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	4.614%, SOFR30A + 3.100%, 10/25/41 (A)	655,175
	CoreVest American Finance Trust, Series 2017-1, Class D
297,104	4.358%, 10/15/49 (A)	296,393
	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.489%, 03/15/52 (A)(B)	547,952
	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.598%, 05/15/52 (A)(B)	1,126,245

2

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 55.8% (continued)
	Diamond Resorts Owner Trust, Series 2018-1, Class C
$465,029	4.530%, 01/21/31 (A)	$462,430
	Dryden Senior Loan Fund, Series 2018-45A, Class ER
575,000	8.362%, ICE LIBOR USD 3 Month + 5.850%, 10/15/30 (A)	498,866
	Elmwood CLO VIII, Series 2021-1A, Class D1
715,000	5.710%, ICE LIBOR USD 3 Month + 3.000%, 01/20/34 (A)	641,792
	Elmwood CLO XI, Series 2021-4A, Class E
1,250,000	8.710%, ICE LIBOR USD 3 Month + 6.000%, 10/20/34 (A)	1,118,119
	Falcon Aerospace, Series 2017-1, Class A
662,055	4.581%, 02/15/42 (A)	614,279
	First Investors Auto Owner Trust, Series 2019-2A, Class E
2,620,000	3.880%, 01/15/26 (A)	2,584,888
	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (A)	616,454
	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (A)	2,231,818
	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (A)	2,182,235
	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D
2,745,000	7.090%, 10/15/29 (A)	2,760,268
	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	7.355%, ICE LIBOR USD 3 Month + 5.850%, 11/22/31 (A)	353,891
	Gilbert Park CLO, Series 2017-1A, Class D
707,000	5.462%, ICE LIBOR USD 3 Month + 2.950%, 10/15/30 (A)	662,322
	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E
2,550,000	4.430%, 10/16/28 (A)	2,302,912
	Goldentree Loan Management US CLO, Series 2017-2A, Class D
250,000	5.360%, ICE LIBOR USD 3 Month + 2.650%, 11/28/30 (A)	233,003
	Greenwood Park CLO, Series 2018-1A, Class D
285,000	5.012%, ICE LIBOR USD 3 Month + 2.500%, 04/15/31 (A)	258,436
	Harbor Park CLO, Series 2018-1A, Class D
400,000	5.610%, ICE LIBOR USD 3 Month + 2.900%, 01/20/31 (A)	372,278
	Hertz Vehicle Financing III, Series 2022-3A, Class D
1,065,000	6.310%, 03/25/25 (A)	1,023,773
	Hertz Vehicle Financing III, Series 2022-1A, Class D
1,040,000	4.850%, 06/25/26 (A)	926,502
	Hilton Grand Vacations Trust, Series 2018-AA, Class C
158,956	4.000%, 02/25/32 (A)	154,555
	Home Partners of America Trust, Series 2021-1, Class F
621,366	3.325%, 09/17/41 (A)	525,907

3

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 55.8% (continued)
	Home Partners of America Trust, Series 2021-2, Class F
$2,495,113	3.799%, 12/17/26 (A)	$2,197,005
	JPMorgan Chase Bank, Series 2021-1, Class F
1,000,000	4.280%, 09/25/28 (A)	948,288
	JPMorgan Chase Bank, Series 2021-2, Class F
1,200,000	4.393%, 12/26/28 (A)	1,132,353
	Kestrel Aircraft Funding, Series 2018-1A, Class A
2,190,893	4.250%, 12/15/38 (A)	1,905,442
	KKR CLO, Series 2018-23, Class F
840,000	10.560%, ICE LIBOR USD 3 Month + 7.850%, 10/20/31 (A)	670,039
	KKR CLO, Series 2019-24, Class E
860,000	9.090%, ICE LIBOR USD 3 Month + 6.380%, 04/20/32 (A)	770,804
	Lehman XS Trust, Series 2006-2N, Class 1A1
506,311	2.779%, ICE LIBOR USD 1 Month + 0.520%, 02/25/46	458,911
	Madison Park Funding XLVI, Series 2021-46A, Class ER
2,140,000	8.762%, ICE LIBOR USD 3 Month + 6.250%, 10/15/34 (A)	1,906,053
	Magnetite XXIX, Series 2021-29A, Class E
850,000	8.262%, ICE LIBOR USD 3 Month + 5.750%, 01/15/34 (A)	753,743
	MAPS, Series 2018-1A, Class B
1,076,808	5.193%, 05/15/43 (A)	802,233
	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C
4,000,000	4.210%, 03/20/26 (A)	3,801,865
	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class C
2,500,000	5.200%, 09/21/26 (A)	2,269,296
	MVW, Series 2022-1A, Class A
2,776,796	4.150%, 11/21/39 (A)	2,754,277
	Neuberger Berman Loan Advisers CLO 37, Series 2021-37A, Class AR
2,570,000	3.680%, ICE LIBOR USD 3 Month + 0.970%, 07/20/31 (A)	2,521,612
	Oaktree CLO, Series 2019-4A, Class E
265,000	9.940%, ICE LIBOR USD 3 Month + 7.230%, 10/20/32 (A)	221,575
	OCP CLO, Series 2018-15A, Class D
645,000	8.560%, ICE LIBOR USD 3 Month + 5.850%, 07/20/31 (A)	554,522
	OCP CLO, Series 2021-17A, Class ER
1,000,000	9.210%, ICE LIBOR USD 3 Month + 6.500%, 07/20/32 (A)	897,166
	Octagon Investment Partners, Series 2018-3A, Class E
280,000	8.460%, ICE LIBOR USD 3 Month + 5.750%, 10/20/30 (A)	242,551
	OHA Credit Funding, Series 2021-8A, Class D
1,880,000	5.590%, ICE LIBOR USD 3 Month + 2.850%, 01/18/34 (A)	1,693,831
	OHA Credit Funding, Series 2021-2A, Class ER
445,000	9.092%, ICE LIBOR USD 3 Month + 6.360%, 04/21/34 (A)	395,800

4

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 55.8% (continued)
	OHA Credit Funding, Series 2021-3A, Class ER
$2,415,000	8.960%, ICE LIBOR USD 3 Month + 6.250%, 07/02/35 (A)	$2,071,449
	OHA Credit Funding, Series 2021-4A, Class ER
2,355,000	9.159%, ICE LIBOR USD 3 Month + 6.400%, 10/22/36 (A)	2,065,804
	OHA Credit Funding 2, Series 2021-2A, Class AR
2,300,000	3.882%, ICE LIBOR USD 3 Month + 1.150%, 04/21/34 (A)	2,240,729
	OHA Credit Partners XVI, Series 2021-16A, Class D
2,185,000	5.590%, ICE LIBOR USD 3 Month + 2.850%, 10/18/34 (A)	2,012,579
	OneMain Financial Issuance Trust, Series 2015-3A, Class C
239,582	5.820%, 11/20/28 (A)	239,423
	OneMain Financial Issuance Trust, Series 2018-2A, Class A
329,000	3.570%, 03/14/33 (A)	324,033
	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,740,622
	OneMain Financial Issuance Trust, Series 2020-1A, Class C
2,565,000	5.810%, 05/14/32 (A)	2,569,440
	Orange Lake Timeshare Trust, Series 2019-A, Class D
1,036,432	4.930%, 04/09/38 (A)	978,305
	Palmer Square CLO, Series 2021-1A, Class CR
1,000,000	4.461%, ICE LIBOR USD 3 Month + 3.050%, 11/14/34 (A)	915,120
	Palmer Square CLO, Series 2021-1A, Class CR4
1,740,000	4.355%, ICE LIBOR USD 3 Month + 2.850%, 05/21/34 (A)	1,600,360
	Palmer Square CLO, Series 2021-4A, Class E
1,875,000	8.562%, ICE LIBOR USD 3 Month + 6.050%, 10/15/34 (A)	1,678,192
	Pikes Peak CLO, Series 2018-1A, Class D
510,000	5.933%, ICE LIBOR USD 3 Month + 3.150%, 07/24/31 (A)	465,833
	Pikes Peak CLO, Series 2021-4A, Class ER
1,990,000	9.122%, ICE LIBOR USD 3 Month + 6.610%, 07/15/34 (A)	1,715,468
	Prestige Auto Receivables Trust, Series 2019-1A, Class E
1,415,000	3.900%, 05/15/26 (A)	1,400,187
	Prestige Auto Receivables Trust, Series 2020-1A, Class E
2,740,000	3.670%, 02/15/28 (A)	2,688,563
	Progress Residential Trust, Series 2020-SFR3, Class F
645,000	2.796%, 10/17/27 (A)	599,905
	Progress Residential Trust, Series 2021-SFR2, Class F
2,450,000	3.395%, 04/19/38 (A)	2,171,461
	Progress Residential Trust, Series 2021-SFR4, Class F
2,175,000	3.407%, 05/17/38 (A)	1,960,271
	Progress Residential Trust, Series 2021-SFR3, Class F
905,000	3.436%, 05/17/26 (A)	811,197

5

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 55.8% (continued)
	Progress Residential Trust, Series 2021-SFR1, Class F
$360,000	2.757%, 04/17/38 (A)	$311,710
	PRPM, Series 2020-4, Class A2
1,290,000	3.436%, 10/25/25 (A)	1,246,818
	PRPM, Series 2021-1, Class A2
1,055,000	3.720%, 01/25/26 (A)(B)	986,366
	PRPM, Series 2021-2, Class A2
980,000	3.770%, 03/25/26 (A)(B)	921,730
	PRPM, Series 2021-4, Class A2
555,000	3.474%, 04/25/26 (A)	515,027
	Rockford Tower CLO, Series 2017-3A, Class D
250,000	5.360%, ICE LIBOR USD 3 Month + 2.650%, 10/20/30 (A)	223,667
	Rockland Park CLO, Series 2021-1A, Class E
2,450,000	8.960%, ICE LIBOR USD 3 Month + 6.250%, 04/20/34 (A)	2,173,721
	RR, Series 2018-3A, Class CR2
250,000	5.012%, ICE LIBOR USD 3 Month + 2.500%, 01/15/30 (A)	219,045
	Santander Bank - SBCLN, Series 2021-1A, Class E
700,000	6.171%, 12/15/31 (A)	637,162
	SCF Equipment Leasing, Series 2021-1A, Class E
755,000	3.560%, 08/20/32 (A)	709,245
	Sierra Timeshare, Series 2020-2A, Class D
378,355	6.590%, 07/20/37 (A)	372,163
	Sierra Timeshare, Series 2021-1A, Class D
710,477	3.170%, 11/20/37 (A)	663,168
	S-Jets, Series 2017-1, Class A
983,833	3.967%, 08/15/42 (A)	825,141
	S-Jets, Series 2017-1, Class B
651,509	5.682%, 08/15/42 (A)	435,017
	Sound Point Clo XIV, Series 2021-3A, Class B1R
2,470,000	4.283%, ICE LIBOR USD 3 Month + 1.500%, 01/23/29 (A)	2,419,842
	Textainer Marine Containers VII, Series 2021-1A, Class B
618,123	2.520%, 02/20/46 (A)	553,761
	Thayer Park CLO, Series 2021-1A, Class DR
650,000	8.960%, ICE LIBOR USD 3 Month + 6.250%, 04/20/34 (A)	577,149
	THL Credit Wind River, Series 2018-3A, Class D
280,000	5.660%, ICE LIBOR USD 3 Month + 2.950%, 01/20/31 (A)	254,643
	Trestles CLO II, Series 2018-2A, Class D
415,000	8.533%, ICE LIBOR USD 3 Month + 5.750%, 07/25/31 (A)	352,492
	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (A)	156,917

6

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 55.8% (continued)
	VOLT XCIV, Series 2021-NPL3, Class A2
$1,630,000	4.949%, 02/27/51 (A)	$1,592,495
	VOLT XCVI, Series 2021-NPL5, Class A2
640,000	4.826%, 03/27/51 (A)	593,895
	Welk Resorts, Series 2019-AA, Class D
299,029	4.030%, 06/15/38 (A)	291,970
	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,080,218	4.750%, 09/15/43 (A)	1,715,945
	Willis Engine Structured Trust V, Series 2020-A, Class A
1,078,141	3.228%, 03/15/45 (A)	926,857

	Total Asset-Backed Securities
	(Cost $169,052,535)	158,552,141

Commercial Mortgage-Backed Obligations — 25.4%
	BANK, Series BN34, Class A5
1,000,000	2.438%, 06/15/63	892,094
	BBCMS Mortgage Trust, Series BID, Class A
2,885,000	4.139%, ICE LIBOR USD 1 Month + 2.140%, 10/15/37 (A)	2,838,614
	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.559%, 06/05/30 (A)(B)	1,702,624
	Benchmark Mortgage Trust, Series B11, Class A5
943,000	3.542%, 05/15/52	922,443
	Benchmark Mortgage Trust, Series B31, Class A5
1,000,000	2.669%, 12/15/54	905,583
	BPR Trust, Series 2021-NRD, Class F
2,545,000	8.971%, TSFR1M + 6.870%, 12/15/23 (A)	2,392,067
	BPR Trust, Series 2022-SSP, Class A
2,920,000	4.959%, TSFR1M + 3.000%, 05/15/39 (A)	2,919,988
	BPR Trust, Series 2022-SSP, Class D
2,170,000	8.590%, TSFR1M + 6.631%, 05/15/39 (A)	2,170,057
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
970,904	5.499%, ICE LIBOR USD 1 Month + 3.500%, 11/15/31 (A)	849,347
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,364,152	6.499%, ICE LIBOR USD 1 Month + 4.500%, 11/15/31 (A)	1,837,892
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
2,555,000	4.946%, 05/10/47 (A)(B)	2,316,817
	COMM Mortgage Trust, Series 2012-LC4, Class C
17,000	5.279%, 12/10/44 (B)	15,352

7

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 25.4% (continued)
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
$1,005,000	4.777%, 10/15/45 (A)(B)	$783,900
	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.279%, 12/10/44 (A)(B)	1,113,878
	COMM Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.917%, 08/15/45 (A)(B)	893,000
	COMM Mortgage Trust, Series 2014-CR21, Class AM
330,000	3.987%, 12/10/47	323,265
	COMM Mortgage Trust, Series 2014-UBS4, Class AM
762,000	3.968%, 08/10/47	748,681
	CSMC OA, Series 2014-USA, Class C
895,000	4.336%, 09/15/37 (A)	798,460
	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	4,320,279
	CSMC Trust, Series 2021-RPL1, Class A2
1,850,000	3.937%, 09/27/60 (A)	1,749,780
	Extended Stay America Trust, Series 2021-ESH, Class F
496,942	5.700%, ICE LIBOR USD 1 Month + 3.700%, 07/15/38 (A)	488,208
	GS Mortgage Securities Trust, Series 2011-GC5, Class C
100,000	5.159%, 08/10/44 (A)(B)	83,000
	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	4.071%, 07/10/46 (A)(B)	557,532
	GS Mortgage Securities Trust, Series 2014-GC20, Class C
2,625,000	5.001%, 04/10/47 (B)	2,363,831
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (A)	3,056,462
	JPMBB Commercial Mortgage Securities Trust, Series C24, Class AS
230,000	3.914%, 11/15/47 (B)	224,500
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
486,824	5.715%, 06/15/43 (A)(B)	348,517
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D
1,885,000	4.819%, 10/15/45 (A)(B)	1,878,055
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013- LC11, Class C
945,000	3.958%, 04/15/46 (B)	880,039
	JPMorgan Chase Commercial Mortgage Securities Trust, Series C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,266,533
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
1,038,974	6.000%, 09/25/34	1,023,453

8

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 25.4% (continued)
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2
$520,000	3.500%, 04/25/61 (A)	$480,555
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
283,848	6.000%, 10/25/37	332,778
	Morgan Stanley Bank of America Merrill Lynch Trust, Series C11, Class B
3,330,000	4.350%, 08/15/46 (B)	2,402,188
	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.211%, 06/15/44 (A)(B)	2,344,000
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A)(B)	1,819,327
	Morgan Stanley Capital I Trust, Series C4, Class D
680,144	5.164%, 03/15/45 (A)(B)	650,388
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
120,252	5.500%, 11/25/35	116,316
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.281%, 10/15/30 (A)(B)	673,272
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
400,000	4.281%, 10/15/30 (A)(B)	227,025
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A)(B)	1,800,000
	Starwood Retail Property Trust, Series 2014-STAR, Class A
375,160	3.470%, ICE LIBOR USD 1 Month + 1.470%, 11/15/27 (A)	255,109
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	6.400%, ICE LIBOR USD 1 Month + 4.400%, 11/15/27 (A)(C)	327,831
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	5.694%, ICE LIBOR USD 1 Month + 3.694%, 11/15/27 (A)(C)	324,830
	Towd Point Mortgage Trust, Series 2017-5, Class M2
640,000	2.971%, ICE LIBOR USD 1 Month + 1.500%, 02/25/57 (A)	625,387
	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	994,078
	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	446,060
	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A)(B)	806,180
	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (A)	1,982,409
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.266%, 12/15/51 (B)	1,639,432

9

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 25.4% (continued)
	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
$866,000	4.769%, 05/10/63 (A)(B)	$29,271
	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C
1,485,000	4.458%, 08/15/50	923,526
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.067%, 06/15/49 (B)	2,435,757
	Wells Fargo Commercial Mortgage Trust, Series C36, Class C
500,000	4.135%, 11/15/59 (B)	399,739
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
722,000	4.842%, 06/15/44 (A)(B)	635,559
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
2,620,639	22.813%, 03/15/44 (A)(B)	1,116,392
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	4.842%, 06/15/44 (A)(B)	1,299,359
	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class B
29,000	4.629%, 06/15/45 (B)	28,979
	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C
100,000	4.694%, 06/15/45 (B)	71,000
	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class D
1,483,000	4.694%, 06/15/45 (A)(B)	689,595
	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
3,985,000	4.694%, 06/15/45 (A)(B)	358,650
	WFRBS Commercial Mortgage Trust, Series C10, Class C
2,130,000	4.339%, 12/15/45 (B)	2,004,133
	WFRBS Commercial Mortgage Trust, Series C24, Class C
255,000	4.290%, 11/15/47 (B)	215,412

	Total Commercial Mortgage-Backed Obligations
	(Cost $83,542,875)	72,118,788

Residential Mortgage-Backed Obligations — 9.6%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
285,533	5.500%, 04/25/34	272,916
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
655,036	6.000%, 09/25/34	639,994
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
141,696	5.750%, 01/25/35	136,774
	Alternative Loan Trust, Series 2005-J1, Class 2A1
55,528	5.500%, 02/25/25	54,090

10

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 9.6% (continued)
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
$384,223	5.500%, 10/25/33	$373,743
	Banc of America Funding Trust, Series 2005-7, Class 3A1
344,883	5.750%, 11/25/35	346,774
	Banc of America Funding Trust, Series 2007-4, Class 5A1
91,219	5.500%, 11/25/34	85,530
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
236,135	4.078%, 08/25/34 (B)	225,472
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
598,389	3.363%, 08/25/35 (B)	509,845
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
152,099	2.383%, 09/25/34 (A)(B)	152,962
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
323,982	2.480%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 11/25/35 (A)	307,342
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	933,052
	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
183,960	5.500%, 08/25/34	176,933
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
1,231,615	6.160%, 12/25/33	1,186,934
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
223,222	2.609%, ICE LIBOR USD 1 Month + 0.350%, 06/25/34	201,791
	FHLMC STACR REMIC Trust, Series 2020-DNA4, Class B1
1,500,000	8.259%, ICE LIBOR USD 1 Month + 6.000%, 08/25/50 (A)	1,590,399
	FHLMC STACR REMIC Trust, Series 2020-DNA6, Class B1
2,000,000	4.514%, SOFR30A + 3.000%, 12/25/50 (A)	1,840,200
	FHLMC STACR REMIC Trust, Series 2020-DNA3, Class B1
866,568	7.359%, ICE LIBOR USD 1 Month + 5.100%, 06/25/50 (A)	900,908
	FHLMC STACR REMIC Trust, Series 2021-DNA3, Class B1
2,000,000	5.014%, SOFR30A + 3.500%, 10/25/33 (A)	1,804,120
	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,972,728	5.159%, 08/10/44 (A)(B)	2,118,382
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
26,083	3.375%, 07/25/35 (B)	25,461
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
791,650	3.042%, 10/25/34 (B)	732,044

11

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 9.6% (continued)
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
$1,029,524	3.190%, 08/25/35 (B)	$848,651
	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
2,664,215	2.679%, ICE LIBOR USD 1 Month + 0.420%, 02/25/46	2,018,775
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
934,482	2.668%, 03/25/35 (B)	881,075
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
1,746,577	2.500%, 03/25/35 (B)	1,543,266
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
389,930	2.648%, 04/25/36 (B)	363,168
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
262,591	5.250%, 11/25/33	255,301
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
2,087,205	5.500%, 03/25/34	1,908,101
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
233,522	5.500%, 06/25/34	223,571
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
335,419	6.000%, 06/25/34	331,443
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
721,429	6.000%, 09/25/34	701,958
	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	624,510
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,771,913	3.685%, 03/25/35 (B)	997,231
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
3,078,048	2.569%, ICE LIBOR USD 1 Month + 0.310%, 07/25/35	2,063,958

	Total Residential Mortgage-Backed Obligations
	(Cost $31,438,477)	27,376,674

Corporate Obligation — 1.1%
	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,970,669

	Total Corporate Obligation
	(Cost $2,999,746)	2,970,669

12

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Other Investment — 0.0%

	ECAF I BLOCKER Ltd.
$900	03/15/40 (C)(D)	$76,590

	Total Other Investment
	(Cost $9,000,000)	76,590

	Total Investments — 91.9%
	(Cost $296,033,633)	261,094,862
	Other Assets and Liabilities, net — 8.1%	23,064,275
	Net Assets — 100.0%	$284,159,137

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2022, was $216,088,910, representing 76.0% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

USD — U.S. Dollar

13

Portfolio of Investments — as of July 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022, at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Asset-Backed Securities	$—	$158,552,141	$—	$158,552,141

Commercial Mortgage-Backed Obligations	—	71,466,127	652,661	72,118,788

Residential Mortgage-Backed Obligations	—	27,376,674	—	27,376,674

Corporate Obligation	—	2,970,669	—	2,970,669

Other Investment	—	—	76,590	76,590

Total Investments in Securities	$—	$260,365,611	$729,251	$261,094,862

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2022, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “-“ are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

14